SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 5, 2009 to the
Class A Shares Prospectus dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Effective October 5, 2009, all references in the Prospectus to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-604 (10/09)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 5, 2009 to the
Class D Shares Prospectus dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with such Prospectus.

Effective October 5, 2009, all references in the Prospectus to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-605 (10/09)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 5, 2009 to the
Class I Shares Prospectus dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Effective October 5, 2009, all references in the Prospectus to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-606 (10/09)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated October 5, 2009 to the
Class A Shares Prospectus dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Effective October 5, 2009, all references in the Prospectus to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-607 (10/09)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated October 5, 2009 to the
Class I Shares Prospectus dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Effective October 5, 2009, all references in the Prospectus to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-608 (10/09)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated October 5, 2009
to the Statement of Additional Information dated July 31, 2009

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information, and should be read in conjunction with such Statement of Additional Information.

Effective October 5, 2009, all references in the Statement of Additional Information to the SIMT Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-609 (10/09)